INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected income tax benefit at U.S. rates	$ 17,971	$ 14,713
Difference between U.S. rate and rates applicable to subsidiaries in other jurisdictions	315	238
Expenditures not deductible for tax purposes	(118)	(198)
Non-deductible officer compensation		(1,656)
Tax rate changes outside the U.S.	17,594
Fair market value changes	1,701	1,590
Expiry of foreign taxable losses	1,643	(4,493)
Other	744	599
Valuation allowance on tax benefits	(40,869)	(11,817)
UK R&D tax credits	1,216	1,714
Income tax benefit	$ 197	$ 690